Bank Acceptance Notes Payable	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
BANK ACCEPTANCE NOTES PAYABLE

Note 10 — BANK ACCEPTANCE NOTES PAYABLE

Bank acceptance notes payable consisted of the following as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Bank acceptance notes payable	$2,117,382	$55,322
Total	$2,117,382	$55,322

Bank acceptance notes are issued by financial institutions on the Company’s behalf to vendors with a specific due date usually for a period within one year. These notes can either be endorsed by the vendor to other third parties as payment or can be factored to other financial institutions before becoming due.

Pursuant to the loan facility agreement signed on January 19, 2018 between the Company and China Zheshang Bank, the Company had bank acceptance notes of $2,117,382 (RMB 14.5 million) with maturity dates of six months after the issuance date. The Company was also required to maintain restricted cash deposits of $2,124,655 (RMB 14.6 million) to guarantee the bank notes as of December 31, 2018. These notes were fully paid upon maturity and the restricted deposit was also released upon the payment.